CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2025	2024
Cash on hand	$94	$97
Checking accounts and demand deposits	46,668	44,330
Time deposits	23,812	72,294
Repurchase agreements collateralized by bonds	—	427
	$70,574	$117,148

Interest rates
Time deposits	0.68%-3.75%	0.68%-6.50%
Repurchase agreements collateralized by bonds	—	0.73%-0.73%